UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22467

Kayne Anderson Midstream/Energy Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

Item 1:	Schedule of Investments.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Shares/Units	Value
Long-Term Investments — 142.5%
Equity Investments(1) — 124.8%
United States — 119.0%
Midstream MLP(2)(3) — 56.5%
Access Midstream Partners, L.P.(4)	115	$5,236
Atlas Pipeline Partners, L.P.	129	4,986
Buckeye Partners, L.P. — Class B Units(5)(6)(7)	328	22,949
Crestwood Midstream Partners LP	469	12,164
Crosstex Energy, L.P.	584	10,937
DCP Midstream Partners, LP	374	17,909
Enbridge Energy Management, L.L.C.(6)(8)	2,203	66,062
Energy Transfer Partners, L.P.(4)(9)	204	10,453
Enterprise Products Partners L.P.(9)	321	19,084
Exterran Partners, L.P.	352	9,820
Global Partners LP	326	11,022
Inergy, L.P.	276	3,799
Inergy Midstream, L.P.	683	15,877
Kinder Morgan Management, LLC(6)(8)	931	74,340
MarkWest Energy Partners, L.P.(4)(10)	228	15,256
Niska Gas Storage Partners LLC	119	1,685
NuStar Energy L.P.	53	2,202
ONEOK Partners, L.P.	210	10,389
Plains All American GP LLC — Unregistered(5)(8)(10)	7	31,057
Plains All American Pipeline, L.P.(10)	459	23,202
PVR Partners, L.P.(10)	323	7,498
QEP Midstream Partners, LP(11)	50	1,139
Regency Energy Partners LP	729	19,708
Summit Midstream Partners, LP	90	2,978
Targa Resources Partners LP(4)	63	3,054
USA Compression Partners, LP	5	113
Western Gas Partners, LP	115	6,807
Williams Partners L.P.	364	17,956

		427,682

Midstream Company(2) — 55.3%
Capital Product Partners L.P.(12)	1,354	11,997
Capital Products Partners L.P. — Class B Units(5)(12)(13)	606	5,752
CenterPoint Energy, Inc.	708	16,244
Golar LNG Partners LP(12)	1,073	34,882
Kinder Morgan, Inc.	1,894	71,855
KNOT Offshore Partners LP(12)	543	13,059
NiSource Inc.(4)	372	10,882
ONEOK, Inc.(4)	1,599	82,231
Spectra Energy Corp.(4)	818	27,084
Targa Resources Corp.(4)	417	28,404
Teekay Offshore Partners L.P.(4)(12)	556	17,657
Teekay Offshore Partners L.P. — Series A Preferred Units(12)(14)	300	7,410
The Williams Companies, Inc.(4)	2,523	91,427

		418,884

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Shares/Units	Value
Other Energy — 5.9%
Enduro Royalty Trust	132	$2,062
HollyFrontier Corporation(4)	102	4,528
Marathon Petroleum Corporation(4)	106	7,664
NRG Yield, Inc. — Class A(11)	147	4,095
Pacific Coast Oil Trust	309	5,620
Phillips 66(4)	111	6,321
SandRidge Mississippian Trust II(15)	184	2,452
Seadrill Limited(4)	126	5,810
The Southern Company	80	3,309
VOC Energy Trust	173	2,650

		44,511

Other MLP(3) — 0.7%
BreitBurn Energy Partners L.P.	183	3,235
Emerge Energy Services LP(10)	43	1,247
LRR Energy LP	52	780

		5,262

Other — 0.6%
Navios Maritime Partners L.P.(12)	330	4,651

Total United States (Cost — $692,576)		900,990

Canada — 5.8%
Midstream Company(2) — 5.6%
Enbridge Inc.	303	12,412
Keyera Corp.(4)	108	5,895
Pembina Pipeline Corporation(4)(9)	602	18,676
TransCanada Corporation	115	5,016

		41,999

Other Energy — 0.2%
Crescent Point Energy Corp.(4)	50	1,824

Total Canada (Cost — $39,471)		43,823

Total Equity Investments (Cost — $732,047)		944,813

	Interest Rate	Maturity Date	Principal Amount
Debt Instruments — 17.7%
Upstream — 15.6%
Athlon Energy Inc.	7.375%	4/15/21	$5,600	5,684
Aurora Oil & Gas Limited	7.500	4/1/20	9,600	9,504
BlackBrush Oil & Gas, L.P.	(16)	6/3/19	8,688	8,819
Clayton Williams Energy, Inc.	7.750	4/1/19	8,371	8,580
Comstock Resources, Inc.	9.500	6/15/20	3,500	3,815
CrownRock, L.P.	7.125	4/15/21	4,500	4,477
El Paso Corporation	7.750	1/15/32	1,875	1,977
Halcón Resources Corporation	9.750	7/15/20	15,250	15,822
Midstates Petroleum Company, Inc.	9.250	6/1/21	7,800	7,449
Midstates Petroleum Company, Inc.	10.750	10/1/20	3,850	3,908

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Upstream (continued)

Penn Virginia Corporation	8.500%	5/1/20	$11,800	$11,800
Resolute Energy Corporation	8.500	5/1/20	3,775	3,869
Rex Energy Corporation	8.875	12/1/20	11,000	11,440
Sanchez Energy Corporation	7.750	6/15/21	7,750	7,634
Rice Drilling B LLC	(17)	10/22/18	5,591	5,479
RKI Exploration & Production, LLC	8.500	8/1/21	7,500	7,500

				117,757

Midstream Company(2) — 1.1%
SemGroup Corporation	7.500	6/15/21	4,000	4,090
Teekay Corporation	8.500	1/15/20	4,325	4,693

				8,783

Coal — 1.0%
Arch Coal, Inc.	7.250	6/15/21	9,500	7,410

Total Debt Investments (Cost — $132,974)				133,950

Total Long-Term Investments (Cost — $865,021)				1,078,763

	Strike Price	Expiration Date	No. of Contracts
Liabilities
Call Option Contracts Written(18)
United States
Midstream MLP
Access Midstream Partners, L.P.	$50.00	9/20/13	450	(6)
Energy Transfer Partners, L.P.	50.00	9/20/13	180	(32)
Energy Transfer Partners, L.P.	52.50	9/20/13	180	(10)
Energy Transfer Partners, L.P.	55.00	9/20/13	300	(3)
MarkWest Energy Partners, L.P.	70.00	9/20/13	400	(22)
MarkWest Energy Partners, L.P.	72.50	9/20/13	360	(5)
Targa Resources Partners LP	50.00	9/20/13	300	(14)

				(92)

Midstream Company
NiSource Inc.	30.00	9/20/13	310	(5)
NiSource Inc.	31.00	9/20/13	310	(2)
ONEOK, Inc.	52.50	9/20/13	700	(63)
ONEOK, Inc.	55.00	9/20/13	700	(11)
ONEOK, Inc.	52.50	10/18/13	1,750	(210)
ONEOK, Inc.	55.00	10/18/13	1,750	(87)
Spectra Energy Corp.	34.00	10/18/13	1,220	(67)
Targa Resources Corp.	70.00	9/20/13	320	(26)
Targa Resources Corp.	70.00	10/18/13	490	(73)
Teekay Offshore Partners L.P.	32.00	9/20/13	500	(33)
Teekay Offshore Partners L.P.	33.00	10/18/13	325	(19)
The Williams Companies, Inc.	35.00	9/20/13	1,000	(136)
The Williams Companies, Inc.	37.00	9/20/13	1,300	(40)

				(772)

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
Other Energy
HollyFrontier Corporation	$46.50	10/18/13	250	$(29)
HollyFrontier Corporation	48.50	10/18/13	250	(16)
Marathon Petroleum Corporation	75.00	10/18/13	250	(62)
Marathon Petroleum Corporation	77.50	10/18/13	500	(110)
Marathon Petroleum Corporation	80.00	10/18/13	250	(24)
Phillips 66	60.00	10/18/13	500	(67)
Seadrill Limited	45.00	9/20/13	250	(34)

				(342)

Total United States (Premium Received — $1,513)				(1,206)

Canada
Midstream Company
Keyera Corp.	58.00	10/18/13	250	(34)
Pembina Pipeline Corporation	33.00	9/20/13	900	(26)
Pembina Pipeline Corporation	30.00	10/18/13	300	(48)

				(108)

Other Energy
Crescent Point Energy Corp.	40.00	9/20/13	100	(1)

Total Canada (Premium Received — $105)				(109)

Total Call Option Contracts Written (Premiums Received — $1,618)	(1,315)

Credit Facility	(53,000)
Senior Unsecured Notes	(205,000)
Mandatory Redeemable Preferred Stock at Liquidation Value	(65,000)
Other Liabilities	(7,037)

Total Liabilities	(331,352)
Other Assets	9,455

Total Liabilities in Excess of Other Assets	(321,897)

Net Assets Applicable to Common Stockholders	$756,866

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

(3)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.3% of its total assets invested in publicly-traded partnerships at August 31, 2013. It is the Fund’s intention to be treated as a RIC for tax purposes.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	Fair valued securities, restricted from public sale.

(6)	Distributions are paid-in-kind.

(7)	On September 1, 2013, all of the Buckeye Partners, L.P. Class B Units were converted into common units on a one-for-one basis. As of August 31, 2013, the Fund valued the Class B Units at the same price as the common units.

(8)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(9)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units/stock through the issuer’s dividend reinvestment program.

(10)	The Fund believes that it is an affiliate of Emerge Energy Services LP, MarkWest Energy Partners, L.P., PVR Partners, L.P., Plains All American GP LLC and Plains All American Pipeline, L.P.

(11)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(12)	This company is structured like an MLP but is not treated as a publicly-traded partnership for RIC qualification purposes.

(13)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(14)	Series A Preferred Units represent preferred equity interests in Teekay Offshore Partners L.P. (“TOO”). The Series A Preferred Units are perpetual and are senior to the common units in terms of liquidation preference and priority of distributions. Series A Preferred Units do not have any conversion or exchange rights and pay quarterly cash distributions of $0.453125 per unit. At any time on or after April 30, 2018, TOO may redeem the Series A Preferred Units at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions.

(15)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(16)	Floating rate first lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.25% LIBOR floor (7.75% as of August 31, 2013).

(17)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 725 basis points with a 1.25% LIBOR floor (8.50% as of August 31, 2013).

(18)	Security is non-income producing.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2013, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	328	$15,000	$22,949	$70.00	3.0%	2.1%
Capital Products Partners L.P.
Class B Units	(2)	(3)	606	4,654	5,752	9.49	0.8	0.5
Plains All American GP LLC(4)
Common Units	(2)	(5)	7	8,251	31,057	4,457	4.1	2.9

Total				$27,905	$59,758		7.9%	5.5%

Level 2 Investments(6)
Senior Notes and Secured Term Loans
Athlon Energy Inc.	(2)	(3)	$5,600	$5,658	$5,684	n/a	0.7%	0.5%
Aurora Oil & Gas Limited	(2)	(3)	9,600	9,697	9,504	n/a	1.3	0.9
BlackBrush Oil & Gas, L.P.	(2)	(5)	8,688	8,648	8,819	n/a	1.2	0.8
CrownRock, L.P.	(2)	(5)	4,500	4,500	4,477	n/a	0.6	0.4
Midstates Petroleum Company, Inc.	(2)	(3)	3,850	4,044	3,908	n/a	0.5	0.3
Midstates Petroleum Company, Inc.	(2)	(3)	7,800	7,800	7,449	n/a	1.0	0.7
Rex Energy Corporation	(2)	(3)	11,000	11,029	11,440	n/a	1.5	1.1
Rice Drilling B LLC	(2)	(5)	5,591	5,526	5,479	n/a	0.7	0.5
RKI Exploration & Production, LLC	7/15/13	(5)	7,500	7,500	7,500	n/a	1.0	0.7
Sanchez Energy Corporation	(2)	(3)	7,750	7,750	7,634	n/a	1.0	0.7
SemGroup Corporation	6/7/13	(3)	4,000	4,000	4,090	n/a	0.5	0.4

Total				$76,152	$75,984		10.0%	7.0%

Total of all restricted securities				$104,057	$135,742		17.9%	12.5%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Security was acquired at various dates during the nine months ended August 31, 2013 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	In determining the fair value for Plains GP LLC, the Fund’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of KACALP, is a member of Plains GP LLC’s board of directors. Certain private investment funds managed by KACALP may value its investment in Plains GP LLC based on non-public information, and, as a result, such valuation may be different than the Fund’s valuation.

(5)	Unregistered security of a private company.

(6)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At August 31, 2013, the cost basis of investments for federal income tax purposes was $873,032. At August 31, 2013, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$216,459
Gross unrealized depreciation	(10,728)

Net unrealized appreciation	$205,731

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2013, and the Fund presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$944,813	$885,055	$—	$59,758
Debt investments	133,950	—	133,950	—

Total assets at fair value	$1,078,763	$885,055	$133,950	$59,758

Liabilities at Fair Value
Call option contracts written	$1,315	$—	$1,315	$—

For the nine months ended August 31, 2013, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2013.

Equity Investments
Balance — November 30, 2012	$34,937
Purchases	9,000
Issuances	1,088
Transfers out	(8,291)
Realized gains (losses)	—
Unrealized gains, net	23,024

Balance — August 31, 2013	$59,758

The $23,024 of unrealized gains presented in the table above for the nine months ended August 31, 2013 relate to investments that were still held at August 31, 2013.

The purchases of $9,000 for the nine months ended August 31, 2013 relate to the Fund’s investment in Capital Products Partners L.P. (Class B Units) and Inergy Midstream, L.P. (Common Units). The issuances of $1,088 for the nine months ended August 31, 2013 relate to additional units received from Buckeye Partners, L.P. (Class B Units) and Crestwood Midstream Partners LP (Class C Units). The transfers out of $8,291 for the nine months ended August 31, 2013 relate to the Fund’s investments in Crestwood Midstream Partners LP, Class C Units and Inergy Midstream, L.P., common units that became marketable during the fiscal second quarter of 2013.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2013
Call options	Call option contracts written	$(1,315)

The following table sets forth the effect of the Fund’s derivative instruments.

		For the Nine Months Ended August 31, 2013
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$3,490	$858
Interest rate swap contract	Interest rate swap contract	(385)	—

		$3,105	$858

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2013, the Fund had the following investment concentrations.

Category	Percent of Total Assets
Securities of energy companies	98.7%
Equity securities	86.8%
Debt securities	12.3%
MLP securities	24.3%
Largest single issuer	8.4%
Restricted securities	12.5%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 26, 2013 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits.

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2013

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2013